Fair Value Measurement - Reconciliation of Beginning and Ending Balances of Acquisition Related Accrued Earn-Outs Using Significant Unobservable Inputs (Level 3) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Acquisition-related obligations	$ 2,000	$ 2,000	$ 2,000	$ 3,100
Loss (gain) from fair value of contingent consideration	(33,740)	73,260
Fair Value, Inputs, Level 3
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning of period		152,808	2,000	620
Acquisition date fair value of contingent consideration			184,548
Acquisition-related obligations	184,548		184,548	2,000
Cash payments				(464)
Loss (gain) from fair value of contingent consideration		73,260	(33,740)	(146)
Foreign exchange				(10)
End of period	$ 152,808	$ 226,068	$ 152,808	$ 2,000